Schedule of Investments (unaudited)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)	$55	$44,753
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)	20	18,915
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	25	21,515
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	55	48,216
		133,399
Aerospace & Defense — 1.7%
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(a)	15	15,000
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	35	30,543
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	45	48,873
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	65	58,676
4.88%, 05/01/29 (Call 05/01/24)	40	36,176
		189,268
Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	45	39,277
Airlines — 2.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	155	150,053
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(b)	25	22,118
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	105	95,805
		267,976
Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	17,429
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	20	17,277
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	30	24,102
		58,808
Auto Manufacturers — 1.3%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	25	24,078
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	40	33,392
5.11%, 05/03/29 (Call 02/03/29)	75	71,061
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	25	19,514
		148,045
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	30	24,750
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	35	26,517
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)	45	39,686
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	17,494
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	30	22,254
		130,701
Beverages — 0.6%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	40	34,948
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	40	31,728
		66,676
Building Materials — 0.8%
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	20	14,961
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	17,384
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	30	25,881
Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	$35	$32,881
		91,107
Chemicals — 3.2%
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(a)(b)	20	14,475
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	30	25,793
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)	35	29,232
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	25	21,005
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	35	29,006
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	20	16,576
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	35	32,344
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)(b)	35	34,120
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)(b)	20	16,593
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)	35	29,802
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(a)	25	18,054
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	55	47,025
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	60	49,978
		364,003
Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	22,000
Commercial Services — 6.1%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	50	44,516
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)(b)	50	40,193
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	17,356
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	15	13,489
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	20	17,304
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	40	34,642
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)(b)	30	26,838
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	20	16,450
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	25	21,408
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	25	20,872
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	30	26,933
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	30	26,843
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	55	44,950
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	40	34,101
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	100	97,317
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	50	44,996
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	20	15,900
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	30	25,426
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	25	21,246
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)(b)	40	38,434
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	12,801
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	20	16,280
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	30	25,131
		683,426
Computers — 1.9%
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(a)	30	26,950
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	30	26,710
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	40	34,383

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(a)	$65	$56,556
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	25	24,758
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	25	22,212
9.63%, 12/01/32	20	22,088
		213,657
Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	25	22,816
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	30	26,139
		48,955
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	20	17,050
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)	15	12,338
		29,388
Diversified Financial Services — 2.6%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	20	17,747
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	20	17,078
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)	15	12,930
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)	30	26,887
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)	45	40,271
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	40	35,409
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)(b)	40	35,013
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	35	28,766
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	20	17,246
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/09/23)(a)(b)	40	33,752
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	35	30,102
		295,201
Electric — 1.7%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)(b)	35	30,418
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	20	18,351
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	20	17,696
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	25	20,714
5.25%, 06/15/29 (Call 06/15/24)(a)	35	31,600
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	20	20,647
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	65	57,214
		196,640
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	40	34,673
Electronics — 1.9%
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	55	50,286
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	105	91,387
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(a)(b)	50	44,877
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	30	26,210
		212,760
Engineering & Construction — 0.9%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	20	17,859
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	25	22,359
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	20	16,453
Security	Par (000)	Value

Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	$20	$16,863
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	20	17,071
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	15	13,819
		104,424
Entertainment — 3.9%
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	35	31,726
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)(b)	65	55,527
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	30	27,599
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	20	18,085
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(a)	40	38,359
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	25	23,294
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	40	35,368
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	20	16,535
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	40	29,075
Resorts World Las Vegas LLC, 4.63%, 04/16/29 (Call 01/16/29)(d)	50	40,944
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)	25	25,049
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	35	31,771
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)	30	26,274
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	40	35,692
		435,298
Environmental Control — 1.6%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)(b)	15	14,432
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	40	34,957
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	30	26,598
4.75%, 06/15/29 (Call 06/15/24)(a)	40	36,155
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	55	44,189
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	25	22,217
		178,548
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 09/15/23)(a)	70	60,378
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(a)	50	44,603
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	65	60,310
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons
Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	45	38,185
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	45	41,241
		244,717
Forest Products & Paper — 0.7%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	25	17,517
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	47	40,216
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)	22	21,076
		78,809
Health Care - Products — 3.4%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	40	35,368
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	50	44,026

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	$235	$201,075
5.25%, 10/01/29 (Call 10/01/24)(a)	130	109,099
		389,568
Health Care - Services — 2.1%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)(b)	25	23,384
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	15	12,329
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(a)(b)	30	24,893
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)	25	22,315
CHS/Community Health Systems Inc., 6.00%, 01/15/29 (Call 01/15/24)(a)(b)	50	43,906
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	25	21,726
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	30	24,266
Tenet Healthcare Corp., 4.25%, 06/01/29	70	62,280
		235,099
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	50	45,022
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	40	34,862
		79,884
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	20	16,688
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24).	20	18,482
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	20	15,898
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)(b)	25	21,036
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	15	13,474
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	15	12,147
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	25	22,150
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	15	13,076
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	25	20,784
		153,735
Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)(b)	40	34,937
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	30	25,952
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	13,269
		39,221
Housewares — 0.4%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(b)	25	25,345
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)(b)	20	17,384
		42,729
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	35	29,057
6.00%, 08/01/29 (Call 08/01/24)(a)	25	20,620
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	25	21,799
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	40	35,216
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	30	25,618
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)(b)	40	35,311
Security	Par (000)	Value

Insurance (continued)
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	$30	$26,980
		194,601
Internet — 2.1%
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	35	25,203
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	40	34,600
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 02/15/24)(a)(b)	20	18,878
Netflix Inc.
5.38%, 11/15/29(a)	45	45,580
6.38%, 05/15/29	40	42,894
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)(b)	75	66,881
		234,036
Iron & Steel — 1.0%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	15	13,724
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	40	39,428
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)	20	18,684
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)	20	15,148
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	28	28,303
		115,287
Leisure Time — 2.6%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	105	82,950
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	27	21,328
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	30	25,776
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)	50	52,236
9.25%, 01/15/29 (Call 04/01/25)(a)	50	52,846
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	25	21,752
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	17	14,539
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	25	20,248
		291,675
Lodging — 2.1%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)(b)	40	35,544
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	45	40,228
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	40	35,800
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	25	21,806
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	35	30,054
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(a)	60	48,736
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)(b)	35	30,210
		242,378
Machinery — 0.6%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	18,076
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	25	22,322
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	30	28,006
		68,404
Media — 7.0%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	105	88,431
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	50	30,684
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (Call 06/01/24)(a)	80	73,985
6.38%, 09/01/29 (Call 09/01/25)(a)	80	77,186
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)	90	77,961
DISH DBS Corp., 5.13%, 06/01/29	80	50,876

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	$40	$35,183
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)(b)	40	34,297
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	50	44,794
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	30	25,167
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	65	60,945
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	55	51,796
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(a)	55	47,311
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)	25	21,840
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	70	64,864
		785,320
Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	30	27,008
Mining — 0.8%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)(b)	25	22,912
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	18	14,478
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	25	21,365
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	30	27,682
		86,437
Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)	20	15,722
Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28).	25	22,297
Oil & Gas — 5.0%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	20	20,487
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)(b)	20	17,608
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	25	23,949
6.75%, 04/15/29 (Call 04/15/24)(a)	50	49,326
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	25	23,104
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	35	32,877
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	65	59,886
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	20	18,473
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	30	27,909
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	15	13,842
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	30	28,779
Murphy Oil Corp., 7.05%, 05/01/29	10	10,232
Occidental Petroleum Corp., 3.50%, 08/15/29 (Call 05/15/29)	15	13,947
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	40	34,470
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	20	18,619
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	20	19,306
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	30	30,897
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	40	38,058
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)	35	32,904
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	40	36,263
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	20	18,632
		569,568
Security	Par (000)	Value

Packaging & Containers — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)(b)	$50	$41,403
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)(b)	25	24,631
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	20	17,614
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	25	20,951
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	20	18,963
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	20	17,801
		141,363
Pharmaceuticals — 1.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	30	26,673
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	25	21,751
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	30	21,940
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	75	68,516
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	25	21,684
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	25	20,380
		180,944
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	40	37,149
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	35	33,227
8.00%, 04/01/29 (Call 04/01/24)(a)	25	25,535
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	55	48,506
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	25	24,104
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	40	35,071
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	17	16,032
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	65	56,507
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	30	27,129
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	65	57,981
		361,241
Real Estate — 1.1%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	35	30,202
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	35	29,707
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	30	25,199
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	47	36,871
		121,979
Real Estate Investment Trusts — 3.2%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	25	20,469
Iron Mountain Inc., 4.88%, 09/15/29 (Call 09/15/24)(a)	50	45,193
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	35	29,083
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)(b)	45	34,997
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	40	34,778
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)	30	26,720
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	25	21,001
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	75	63,572
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	22	16,525
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	60	41,496

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	$25	$22,192
		356,026
Retail — 7.3%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	40	35,097
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	25	19,800
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	40	35,343
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)(b)	25	25,359
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/25)(a)	20	17,233
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	15	13,405
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	15	13,271
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)	15	11,451
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	45	37,581
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	50	44,100
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	20	16,893
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	20	16,088
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	40	30,732
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)	20	16,830
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	45	34,190
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	50	41,262
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)	40	34,007
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	25	23,299
Michaels Companies Inc. (The), 7.88%, 05/01/29
(Call 04/01/24)(a)	70	53,175
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	25	22,909
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	25	21,608
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	20	13,931
6.75%, 08/01/29 (Call 08/01/24)(a)	17	12,079
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)(b)	20	17,092
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	25	21,239
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)(b)	60	59,158
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	35	29,110
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	45	38,481
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	25	21,497
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	30	26,530
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	30	24,945
		827,695
Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)(b)	25	21,400
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	20	17,370
		38,770
Software — 4.5%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	40	39,916
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)	50	43,970
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	25	22,296
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	30	25,703
Security	Par/ Shares (000)	Value

Software (continued)
MSCI Inc., 4.00%, 11/15/29 (Call 11/15/24)(a)	$50	$45,593
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	45	37,457
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	210	184,262
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	30	24,925
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	30	25,030
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	30	25,482
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	35	30,191
		504,825
Telecommunications — 4.5%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	100	78,986
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	30	23,492
5.13%, 07/15/29 (Call 04/15/24)(a)	135	106,022
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)(b)	65	53,988
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	40	32,651
6.75%, 05/01/29 (Call 05/01/24)(a)	52	44,565
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	45	33,476
3.75%, 07/15/29 (Call 01/15/24)(a)	45	32,936
3.88%, 11/15/29 (Call 08/15/29)(a)	40	32,406
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	50	33,598
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	25	17,419
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	25	21,803
		511,342
Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)	30	26,946
Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	15	10,879
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	40	33,403
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	40	30,368
		74,650
Total Long-Term Investments — 97.8%
(Cost: $11,895,832)		11,041,443

Short-Term Securities

Money Market Funds — 16.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	1,741	1,741,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	60	60,000
Total Short-Term Securities — 16.0%
(Cost: $1,800,763)		1,801,895

Total Investments — 113.8%
(Cost: $13,696,595)		12,843,338
Liabilities in Excess of Other Assets — (13.8)%		(1,560,301)
Net Assets — 100.0%		$11,283,037

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
January 31, 2023

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,466,336	$274,248	(a)	$—		$41	$1,270	$1,741,895	1,741	$2,826	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(10,000	)(a)	—	—	60,000	60	781		—
						$41	$1,270	$1,801,895		$3,607		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,041,443	$—	$11,041,443
Short-Term Securities
Money Market Funds	1,801,895	—	—	1,801,895
	$1,801,895	$11,041,443	$—	$12,843,338

Portfolio Abbreviation

PIK	Payment-in-kind